Financial Risk Management - Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness (Detail) - Interest rate swaps [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($) HedgingInstrument
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Nominal amount | HedgingInstrument	5,300,000
Carrying amount (Liabilities)	$ (247,981)
Line item in the statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	$ (247,981)
Amount reclassified from costs of hedging reserve to profit or loss	$ (1,045)
Line item in profit or loss affected by the reclassification	Finance costs